STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		4 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Revenues	$ 0	$ 0
Professional fees and other expenses	(1,753,699)	(370,818)	$ (750)	$ (4,710,584)
State franchise taxes, other than income tax	(50,000)	(50,000)	(450)	(200,000)
Gain from change in fair value of warrant liabilities	5,459,375	4,149,125	0	(3,421,208)
Allocated expense for warrant issuance cost	0	(378,361)	0	(378,413)
Net income from operations	3,655,676	3,349,946	(1,200)	(8,710,205)
Other income - interest income	34,600	6,678		30,739
Net income before income taxes	3,690,276	3,356,624	(1,200)	(8,679,466)
Provision for income tax	0	0		0
Net loss attributable to common shares	$ 3,690,276	$ 3,356,624	$ (1,200)	$ (8,679,466)
Class A Common Stock
Net loss per ordinary share:
Common Stock - basic and diluted	$ 0.09	$ (1.15)		$ (0.92)
Class F Common Stock
Net loss per ordinary share:
Common Stock - basic and diluted	$ 0.09	$ (1.15)	$ 0	$ (0.92)